DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS
DEPOSITS

Note 10—DEPOSITS

        At December 31, 2012, the scheduled maturities of Certificates of Deposits are as follows:

(Dollars in thousands)
2013	$109,239
2014	32,423
2015	14,793
2016	16,240
2017	12,780
Thereafter	2

$185,477

        Interest paid on certificates of deposits of $100 thousand or more totaled $1.2 million, $1.7 million, and $2.1 million in 2012, 2011, and 2010, respectively.

        Deposits from directors and executive officers and their related interests at December 31, 2012 and 2011 amounted to approximately $4.8 million and $4.4 million, respectively.

        The amount of overdrafts classified as loans at December 31, 2012 and 2011 were $142 thousand and $119 thousand, respectively.